Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Interbank Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transfers:
Net changes of financial assets	$ 162,997	$ 121,749
Write-off		0
Stage 1
Transfers:
Write-off		0
Stage 2
Transfers:
Write-off		0
Gross carrying Value
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	68,440	32,991
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(37,704)	35,495
Write-off	0	0
Other adjustments	547	(46)
Gross carrying amount, Ending balance	31,283	68,440
Gross carrying Value | Corporate | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	68,440	32,991
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(37,704)	35,495
Write-off	0	0
Other adjustments	547	(46)
Gross carrying amount, Ending balance	31,283	68,440
Gross carrying Value | Corporate | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Corporate | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Gross carrying Value | Other Commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
ECL Allowance
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	2	1
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(1)	1
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	1	2
ECL Allowance | Corporate | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	2	1
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(1)	1
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	1	2
ECL Allowance | Corporate | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Corporate | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
ECL Allowance | Other Commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss [Line Items]
Expected credit losses allowances, beginning balance	0	0
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	$ 0	$ 0